AMERICAN COMMUNITY PROPERTIES TRUST
222 SMALLWOOD VILLAGE CENTER
ST. CHARLES, MARYLAND 20602
(301) 843-7333
Fax (301) 870-6432

November 15, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: American Community Properties Trust
File No. 1-14369

Dear Sir or Madam:

Submitted herewith for filing on behalf of American Community Properties Trust (the "Company") is the Company's Current Report on Form 8-K.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,

AMERICAN COMMUNITY PROPERTIES TRUST

______/s/__________________

Cynthia L. Hedrick
Chief Financial Officer

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